Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ (9,965)	$ (10,494)
Basis points	100.00%
EURIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying rates	(0.36%)
Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ (3,590)	(3,819)
One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,488)	(3,141)
Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,604)	(650)
Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,283)	(2,884)
Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(6,377)	(6,694)
Fixed rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(2)	(19)
Fixed rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,488)	(3,141)
Fixed rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,604)	(650)
Fixed rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,283)	(2,884)
Floating rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,588)	(3,800)
Floating rate instruments | European Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed interest rate increase, resulting in an increase in interest expense	2
Assumed interest rate decrease, resulting in a decrease in interest expense	0
Floating rate instruments | U.S. Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed interest rate increase, resulting in an increase in interest expense	32
Assumed interest rate decrease, resulting in a decrease in interest expense	32
Floating rate instruments | Securitization Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed change in interest rate, resulting in change in interest expense	4
Floating rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,588)	(3,800)
Floating rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Floating rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Floating rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ 0	0
Three-month Dollar LIBOR | Floating Rate Senior Secured Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	2.44%
LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying rates	2.52%
One-month LIBOR | Securitization Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	2.47%
Borrowings | Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of overall exposure to changes in interest rates on borrowings (at least)	50.00%
Rate instruments	$ (6,377)	(6,694)
Borrowings | Fixed rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(2)	(19)
Borrowings | Fixed rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,488)	(3,141)
Borrowings | Fixed rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,604)	(650)
Borrowings | Fixed rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,283)	(2,884)
Borrowings | Floating rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(4,699)	(4,746)
Borrowings | Floating rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(4,699)	(4,746)
Borrowings | Floating rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Borrowings | Floating rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Borrowings | Floating rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(783)	(617)
Cash and cash equivalents | Floating rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(783)	(617)
Cash and cash equivalents | Floating rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(328)	(329)
Related party receivables | Floating rate instruments | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(328)	(329)
Related party receivables | Floating rate instruments | One to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments | Three to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments | Greater than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ 0	$ 0
Interest rate swap derivatives | Floating Rate Senior Secured Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed interest rate	4.67%
Interest rate swap derivatives | Floating Rate Senior Secured Notes due 2021 | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap			$ 750